RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14: RELATED PARTY TRANSACTIONS

Jason Remillard is our president and Chief Executive Officer and the sole director. Through his ownership of Series A Preferred Stock, Mr. Remillard has voting control over all matters to be submitted to a vote of our shareholders. Greg McCraw is our Chief Financial Officer and owns shares of our Common Stock.

During the nine months ended September 30, 2023, we borrowed $73,200 from our CEO and $150,000 from our CFO. Our CEO paid operating expenses of $90,247 on our behalf and we repaid $60,000 to our CEO.

As of September 30, 2023 and December 31, 2022, we owed $370,509 and $112,062, respectively, to related parties.

NOTE 16: RELATED PARTY TRANSACTIONS

Jason Remillard is our Chief Executive Officer and sole director. Through his ownership of Series A Preferred Stock, Mr. Remillard has voting control over all matters to be submitted to a vote of our shareholders.

In January 2018 the Company acquired substantially all of the assets of Myriad Software Productions, LLC, which is owned 100% by Mr. Remillard. Those assets were comprised of the software program known as ClassiDocs, and all intellectual property associated therewith. This acquisition changed the Company’s status to no longer being a “shell” under applicable securities rules. In consideration for the acquisition, the Company agreed to a purchase price of $1,500,000 comprised of: (i) $50,000 paid at closing; (ii) $250,000 in the form of our promissory note; and (iii) $1,200,000 in shares of our common stock, valued as of the closing, which equated to 100 shares of our common stock. The shares were issued in the form of 144,000 shares of the Company’s Series A Preferred Stock as part of the consideration under the Share Settlement Agreement dated August 14, 2020.

On September 16, 2019, the Company entered into an Asset Purchase Agreement with DMBGroup, LLC. Amounts owed to DMBGroup, LLC including the note payable of $940,000 and member loans of $97,689 were recorded as amounts due to a related party. During the year ended December 31, 2022 and 2021, the Company repaid note payable of $124,985 and $281,638 including interest expense of $1,240 and $9,992, respectively. As of December 31, 2022 and 2021, the Company had recorded a liability to DMBGroup totaling $0 and $405,382, respectively.

During the year ended December 31, 2022, the Company borrowed $299,281 from our CEO, our CEO paid operating expenses of $167,653 on behalf of the Company and the Company repaid $602,237 to our CEO. During the year ended December 31, 2021, the Company borrowed $231,150 from our CEO, our CEO paid operating expenses of $135,793 on behalf of the Company and the Company repaid $399,169 to our CEO.

As of December 31, 2022 and 2021, the Company had due to related party of $112,062 and $247,366, respectively, which arose from the DMB transaction to acquire DataExpress™.